UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7812

Salomon Brothers Municipal Partners Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: June 30
Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

FORM N-Q
MARCH 31, 2006

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)	March 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 98.8%
California — 8.5%
$ 1,000,000	A3(a)	California Health Facilities Financing Authority Revenue, Cedars-Sinai
		Medical Center, 5.000% due 11/15/34	$1,012,910
1,500,000	A	California State, GO, 5.125% due 6/1/24	1,546,185
2,500,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004, FSA-
		Insured, 5.000% due 8/1/29	2,603,550
3,000,000	AAA	Los Angeles, CA, Department of Water & Power Revenue, Power Systems,
		Sub-Series A-1, FSA-Insured, 5.000% due 7/1/35	3,130,740
2,500,000	AAA	Napa Valley, CA, Community College District GO, Election of 2002, Series
		B, MBIA-Insured, 5.000% due 8/1/23	2,627,325

		Total California	10,920,710

Colorado — 1.4%
1,750,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care,
		Series F, 5.000% due 3/1/25	1,756,177

Connecticut — 2.5%
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Transportation
		Infrastructure, Series A, AMBAC-Insured, 5.000% due 7/1/23	3,156,330

District of Columbia — 1.6%
2,000,000	AAA	District of Columbia Revenue, American University, AMBAC-Insured,
		5.625% due 10/1/26	2,036,540

Florida — 0.8%
1,000,000	AAA	St. Johns County, FL,Water & Sewer Revenue, MBIA-Insured, 5.500% due
		6/1/11	1,080,720

Illinois — 15.7%
1,000,000	AAA	Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-
		Insured, Call 12/1/07 @ 102, 5.750% due 12/1/27 (b)	1,053,940
		Chicago, IL, GO, Series A, FSA-Insured:
145,000	AAA	5.250% due 1/1/16	155,270
355,000	AAA	Call 1/1/14 @ 100, 5.250% due 1/1/16 (b)	385,285
1,750,000	AAA	Chicago, IL, Midway Airport Revenue, Series B, MBIA-Insured, 5.625% due
		1/1/29 (c)	1,786,750
3,000,000	AAA	Chicago, IL, Park District, Refunding, Series D, FGIC-Insured, 5.000% due
		1/1/29	3,124,350
1,000,000	AAA	Chicago, IL, Public Building Commission, Building Revenue, Chicago School
		Reform, Series B, FGIC-Insured, 5.250% due 12/1/18	1,094,030
1,215,000	AAA	Chicago, IL, Sales Tax Revenue, FSA-Insured, 5.000% due 1/1/22	1,271,704
250,000	AAA	Cook County, IL, Refunding GO, Series A, MBIA-Insured, 5.625% due
		11/15/16	259,533
2,000,000	Aaa(a)	Illinois DFA, Revolving Fund Revenue, 5.250% due 9/1/12	2,144,860
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,074,180
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, SSM Health Care, MBIA-Insured, 6.550% due 6/1/13 (d)	2,115,901
2,000,000	AAA	Servantoor Project, Series A, FSA-Insured, 6.000% due 8/15/12 (d)	2,212,160
605,000	A	South Suburban Hospital Project, 7.000% due 2/15/18 (d)	718,044
2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	2,839,513

		Total Illinois	20,235,520

Indiana — 2.8%
		Indiana Bond Bank Revenue, Series B:
160,000	AAA	5.000% due 8/1/23	164,280
90,000	AAA	Call 8/1/10 @ 101, 5.000% due 8/1/23 (b)	95,408
1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community
		Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	1,228,329

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Indiana (continued)
$ 2,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project,
		5.250% due 12/1/22	$2,123,340

		Total Indiana	3,611,357

Maryland — 4.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1(a)	Carroll County General Hospital, 6.000% due 7/1/37	1,588,605
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,613,010
500,000	A+	University of Maryland Medical Systems, 6.000% due 7/1/32	539,860
2,000,000	Aaa(a)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue,
		AMBAC-Insured, 5.500% due 4/1/16 (c)	2,132,560

		Total Maryland	5,874,035

Massachusetts — 2.2%
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA
		Program, Series A:
2,125,000	AAA	5.750% due 8/1/29	2,269,309
525,000	AAA	Call 8/1/09 @101, 5.750% due 8/1/29 (b)	563,587

		Total Massachusetts	2,832,896

Michigan — 2.1%
1,000,000	AAA	Detroit, MI, City School District, GO, School Building & Site Improvement,
		Series A, FGIC-Insured, Call 5/1/13 @ 100, 5.500% due 5/1/17 (b)	1,098,160
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health, Series
		C, 5.375% due 12/1/30	1,572,135

		Total Michigan	2,670,295

Missouri — 2.8%
		Missouri State Environmental Improvement & Energy Research Authority:
2,500,000	AA	PCR Refunding Revenue, Associated Electric Co-op Thomas Hill,
		5.500% due 12/1/10	2,554,175
1,000,000	Aaa(a)	Water Pollution Refunding Revenue, State Revolving Funds, Program A,
		5.000% due 7/1/20	1,087,310

		Total Missouri	3,641,485

Nevada — 2.4%
3,000,000	AAA	Clark County, NV, IDA Refunding Revenue, Nevada Power Co. Project,
		Series C, AMBAC-Insured, 7.200% due 10/1/22	3,139,080
5,000	AAA	Nevada Housing Division Revenue, Single-Family Program, Series C,
		AMBAC-Insured, 6.350% due 10/1/12 (c)	5,055

		Total Nevada	3,144,135

New Jersey — 4.1%
		New Jersey EDA:
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured, 5.250%
		due 7/1/16	2,685,775
1,000,000	AAA	Water Facilities Revenue, New Jersey American Water Co. Inc. Project,
		Series A, FGIC-Insured, 6.875% due 11/1/34 (c)	1,012,660
1,500,000	AAA	New Jersey State, EFA Revenue, Princeton University, Series A, 5.000% due
		7/1/21	1,592,280

		Total New Jersey	5,290,715

New York — 15.4%
2,415,000	A-	Long Island Power Authority, NY, Electric System Revenue, Gen-Series B,
		5.000% due 12/1/35	2,492,594
		New York City, NY, GO:
		Series A:
10,000	A+	6.000% due 5/15/30	10,831
990,000	A+	Call 5/15/10 @ 101, 6.000% due 5/15/30 (b)	1,086,772

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

New York (continued)
$ 1,500,000	A+	Series G, 5.000% due 12/1/33	$1,538,085
2,000,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer
		Systems Revenue, Series D, 5.000% due 6/15/37	2,065,580
4,500,000	AAA	New York City, NY, TFA Revenue, Series A, 5.500% due 11/15/17	4,901,085
		New York State Dormitory Authority Revenue, Court Facilities Lease, NYC
		Issue:
5,000,000	AAA	AMBAC-Insured, 5.500% due 5/15/25	5,741,050
1,700,000	AAA	Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due
		5/15/28	1,970,555

		Total New York	19,806,552

North Carolina — 3.2%
4,000,000	AA+	University of North Carolina, University Revenue, Series A, 5.000% due
		12/1/34	4,164,680

Ohio — 2.0%
2,500,000	AA-	Franklin County, OH, Hospital Revenue, Holy Cross Health Systems Corp.,
		Call 6/1/06 @ 102, 5.875% due 6/1/21 (b)	2,559,350

Pennsylvania — 0.2%
250,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @
		100, 5.500% due 2/1/31 (b)	272,075

Puerto Rico — 4.9%
1,600,000	AAA	Puerto Rico Commonwealth Highway & Transportation Authority, Highway
		Revenue, Series X, FSA-Insured, 5.500% due 7/1/15	1,774,784
4,000,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C,
		AMBAC-Insured, 5.500% due 7/1/25	4,572,680

		Total Puerto Rico	6,347,464

Tennessee — 1.2%
1,200,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24 (c)	1,286,196
320,000	AA	Tennessee Housing Development Agency Revenue, Homeownership
		Program, Series 2B, 6.350% due 1/1/31 (c)	321,501

		Total Tennessee	1,607,697

Texas — 13.3%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due
		2/15/30	2,584,925
330,000	AAA	Austin, TX, Airport Systems Revenue, Series A, MBIA-Insured, Call
		11/15/07 @ 100, 6.200% due 11/15/15 (b)(c)	342,022
1,000,000	Aaa(a)	Edgewood, TX, GO, ISD, Bexar County, PSF-Insured, 5.250% due 2/15/17	1,076,210
3,500,000	AAA	Houston, TX, Utility System Revenue, Combined First Lien, FSA-Insured,
		5.000% due 11/15/35	3,621,450
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due
		8/15/34	1,643,968
1,000,000	AAA	Mesquite, TX, Independent School District No. 1, GO, Capital Appreciation,
		Series A, PSFG-Insured, zero coupon bond to yield 5.169% due 8/15/27	339,300
1,380,000	AAA	North Harris Montgomery Community College District, TX, GO, FGIC-
		Insured, 5.375% due 2/15/16	1,478,808
2,225,000	Aaa(a)	Northwest Texas, GO, ISD, PSF-Insured, 5.250% due 8/15/18	2,397,215
1,000,000	Baa2(a)	Sabine River Authority, Texas Pollution Control, Refunding, Remarketed
		11/29/05, 5.200% due 5/1/28	1,021,910
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-
		Insured, 5.500% due 8/15/39	1,610,640
1,000,000	AAA	Williamson County, TX, GO, MBIA-Insured, 5.250% due 2/15/21	1,079,960

		Total Texas	17,196,408

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Utah — 0.1%
$ 150,000	AA	Utah State Housing Finance Agency, Single-Family Mortgage Revenue, Issue
		H-2, FHA-Insured, 6.250% due 7/1/22 (c)	$153,136

Virginia — 2.5%
2,915,000	AAA	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue,
		Convention Center Expansion Project, Call 6/15/10 @ 101, 6.125% due
		6/15/20(b)	3,209,532

Washington — 4.5%
1,900,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System No.1,
		Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37(c)	2,005,659

2,000,000	AAA	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, Series A,
		MBIA-Insured, 5.000% due 3/1/30	2,069,740
400,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due
		12/1/28(b)	431,920
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project No.
		1, Series A, MBIA-Insured, 5.125% due 7/1/17	1,250,305

		Total Washington	5,757,624

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $124,990,475)	127,325,433

SHORT-TERM INVESTMENTS(e) — 1.2%
Idaho — 0.7%
900,000	A-1+	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, FSA-
		Insured, SPA-Harris Trust & Savings Bank, 3.180%, 4/3/06	900,000

Tennessee — 0.5%
600,000	A-1+	Metropolitan Government of Nashville & Davidson County, TN, Health &
		Educational Facilities Board Revenue, Vanderbilt University, Series A-2,
		3.120%, 4/6/06	600,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,500,000)	1,500,000

		TOTAL INVESTMENTS — 100.0% (Cost — $126,490,475#)	$128,825,433

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody's Investors Service.
(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GO - General Obligation
IDA - Industrial Development Authority
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance Corporation
MWRA – Massachusetts Water Resources Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Summary of Investments by Industry*
Education	17.1%
General Obligation	12.2%
Utilities	11.3%
Transportation	9.1%
Pre-Refunded	8.6%
Hospitals	7.9%
Pollution Control	7.0%
Public Facilities	4.4%
Escrowed to Maturity	3.9%
Sales Tax	3.8%
Industrial Development	3.8%
Water & Sewer	3.4%
Electric	2.4%
Lease	1.5%
Housing: Single-Family	0.4%
Miscellaneous	3.2%

100.0%

*As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Municipal Partners Fund II Inc. (the “Fund”) was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 3,298,986
Gross unrealized depreciation	(964,028)

Net unrealized appreciation	$ 2,334,958

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 30, 2006